Exchange gain/ (loss) recognised in the consolidated statements of profit or loss: - Summary of exchange gain/(loss) recognised (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Finance Expense and Income [line items]
Cost of sales	[1]	₨ 855,880	$ 11,281	₨ 635,225	₨ 829,461
Administration cost (Forex on MAT credit entitlements)		50,204	662	39,463	37,577
Investment and other income/(loss)		19,947	263	32,177	25,714
Finance and other costs		49,427	651	52,955	54,557
(Loss)/Profit before tax		360,147	4,747	166,074	(68,777)
Exchange gain (loss) [member]
Disclosure Of Finance Expense and Income [line items]
Cost of sales		799	11	(1,937)	(4,268)
Administration cost (Forex on MAT credit entitlements)		(339)	(4)	166	(1,136)
Investment and other income/(loss)		(1,013)	(13)	531	2,489
Finance and other costs		(1,455)	(19)	180	(4,789)
(Loss)/Profit before tax		₨ (2,008)	$ (25)	₨ (1,060)	₨ (7,704)

[1]	Cost of sales for the year ended (i) March 31, 2020 includes net impairment charge of ₹ 146,821 million; (ii) March 31, 2021 includes an asset under construction written off of ₹ 2,440 million; and (iii) March 31, 2022 includes an asset under construction written off of ₹ 701 million ($ 9 million), impairment reversal of ₹ 62,745 million ($ 827 million) and exploration cost written off of ₹ 26,181 million ($ 345 million) (Refer Note 14).